Consolidated Statement of Changes in Equity - USD ($)	Issued capital [member]	Revaluation reserve [member]	Exchange reserve [member]	Share premium [member]	Other reserves [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2023	$ 10,892	$ 14,971,140	$ (123,198)	$ 89,725,052	$ 3,422,799	$ (99,985,928)	$ 8,020,757
IfrsStatementLineItems [Line Items]
Issuance of new shares	1,000			2,458,675			2,459,675
Share issuance expenses
Loss for the year						(471,424)	(471,424)
Balance at Jun. 30, 2024	11,892	14,971,140	(123,198)	92,183,727	3,422,799	(100,457,352)	10,009,008
Balance at Dec. 31, 2024	13,616	14,971,140	(123,198)	97,047,941	3,422,799	(100,619,185)	14,713,113
IfrsStatementLineItems [Line Items]
Issuance of new shares	216			1,997,660			1,997,876
Share issuance expenses				(40,768)			(40,768)
Loss for the year						(2,567,206)	(2,567,206)
Movements in translation reserves			(568,876)				(568,876)
Balance at Jun. 30, 2025	$ 13,832	$ 14,971,140	$ (692,074)	$ 99,004,833	$ 3,422,799	$ (103,186,391)	$ 13,534,139